Vehicles and equipment on operating leases (Summary of Vehicles and Equipment on Operating Lease) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Property Subject to or Available for Operating Lease [Line Items]
Less - Deferred income and other	¥ (241,610)	¥ (259,124)
Vehicles and equipment on operating leases, gross	5,929,233	6,139,163
Less - Accumulated depreciation	(1,374,172)	(1,428,779)
Less - Allowance for credit losses	(12,171)	(13,314)
Vehicles and equipment on operating leases, net	4,542,890	4,697,070
Vehicles
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	6,153,695	6,383,788
Equipment
Property Subject to or Available for Operating Lease [Line Items]
Vehicles and equipment on operating leases, gross	¥ 17,148	¥ 14,499